[JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK LETTERHEAD]




October 1, 2009


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:      JNLNY Separate Account 1 (Perspective)
         File Nos. 333-37175 and 811-08401

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the supplement that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call me at 517-367-3835.

Respectfully,

ANTHONY L. DOWLING

Anthony L. Dowling
Associate General Counsel